Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Loss Per Share	The computation of the Company’s basic and diluted net loss per share of common stock under the two-class method attributable to common stockholders was as follows (in thousands, except for per share data):

	Three Months Ended March 31,
	2021	2020
Numerator:
Net loss	$(52,162)	$(24,825)
Denominator:
Weighted-average shares used in computing net loss per share of common stock, basic and diluted	6,746	4,419
Net loss per share of common stock, basic and diluted	(7.73)	(5.62)

The computation of basic and diluted net loss per share of common stock under the two-class method attributable to common stockholders was as follows (in thousands, except for per share data):

	Year Ended December 31,
	2020	2019	2018
Numerator:
Net loss	$(127,007)	$(101,552)	$(91,622)
Denominator:
Weighted-average shares used in computing net loss per share of common stock, basic and diluted	4,913	4,052	2,831
Net loss per share of common stock, basic and diluted	$(25.85)	$(25.06)	$(32.36)

Potentially Dilutive Securities Excluded from the Diluted Per Share Calculation	The potentially dilutive securities that were excluded from the diluted per share calculation because they would have been anti-dilutive were as follows:

	Three Months Ended March 31,
	2021	2020
Convertible preferred stock (1)	129,496,639	129,496,639
Warrants to purchase convertible preferred stock	569,093	569,093
Stock options to purchase common stock	25,732,610	23,926,241
Warrants to purchase common stock	5,149,716	117,630
	160,948,058	154,109,603
__________________
(1)Represents the shares of common stock that the convertible preferred stock is convertible into.
The potentially dilutive securities that were excluded from the diluted per share calculation because they would have been anti-dilutive were as follows:

	Year Ended December 31,
	2020	2019	2018
Convertible preferred stock(1)	129,496,639	129,496,639	116,919,732
Warrants to purchase convertible preferred stock	569,093	569,093	569,093
Stock options to purchase common stock	26,359,796	20,401,985	18,518,472
Warrants to purchase common stock	5,149,716	117,630	81,000
Common stock subject to repurchase	—	—	14,000
	161,575,244	150,585,347	136,102,297
__________________
(1)Represents the shares of common stock that the convertible preferred stock is convertible into.